Restructuring Impairment Site Closures And Related Costs	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring, impairment, site closures and related costs
Note 5. Restructuring, impairment, site closures and related costs
Addison site

In January
2021, the Company notified the landlord of the Addison office space in Texas of its intent to sublease the property for the remaining 10 years. The Company ceased use and leased the space during the three months ended March 31, 2021. In connection with this decision, the Company incurred $7.9 million of expenses, including $5.9 million of accrued lease termination costs and $2.0 million of asset disposals.
Moses Lake site
In

February 2021, the Company notified the landlord of the Moses Lake data center facility in the State of Washington of its intent to cease the use of the space. Accordingly, the Company accelerated depreciation and amortization of all assets on the site, including favorable leasehold interest amortization, which resulted in $1.8 million additional depreciation and amortization during the year ended December 31, 2021, and $0.6 million additional favorable leasehold interest amortization, recorded in cost of revenues, during the year ended December 31, 2021, respectively. The Company ceased use of the property in June 2021 at which time it met the conditions for recording a charge related to the remaining lease obligation of

$58.5
million. There is no sublease in place on this property. Furthermore, management believes the ability to sublease the property is remote and as such has not made any assumption for the future cash flows from a potential sublease in making this estimate.

As of December
31
,
2021
, the restructuring liability reserve is entirely related to lease termination costs and is included in other liabilities in the consolidated balance sheets.
The activity in the restructuring liability reserve for the year ended December 31, 2021
,
 was as follows (in millions):

2021
Beginning balance	$—
Lease termination costs	64.4
Reclassification of deferred rent credits	3.4
Accretion	3.5
Payments	(9.0)

Ending balance	$62.3